UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue,

Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2012

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Capital Income Fund	3-5
Growth Fund	6-9
Income Fund	10-12
Core Income Fund (formerly Multiple Index Fund)	13-14
Value Fund	15-17
Master Allocation Fund	18-19

Statements of Assets and Liabilities	20

Statements of Operations	21

Statements of Changes in Net Assets	22-23

Financial Highlights
Capital Income Fund	24-26
Growth Fund	27-28
Income Fund	29-31
Core Income Fund (formerly Multiple Index Fund)	32-33
Value Fund	34-35
Master Allocation Fund	36-37

Notes to Financial Statements	38-47

Expense Examples	48

Other Information	51

Dear Fellow Shareholders,

First, we would like to welcome the many new shareholders who have joined us during the semi-annual period ended July 31, 2012.

Speaking on behalf of all our professionals, I want to welcome the growing number of individuals, registered investment professionals, and investment clients who have entrusted us to manage their assets.

Given the popularity of the API Efficient Frontier Funds, we have again increased our professional staff. We have added Michael ‘Mike’ S. Dixon, to our global portfolio management team. Mike’s expertise covers a broad spectrum within the financial services industries over the past 18 years and we welcome his significant knowledge. At the same time we increased our staff in the client relations group to include Randall ‘Randy’ S. Erwin and Gregory ‘Greg’ P. Ilukowicz. Randy is the Head of National Sales and Greg is the Senior West Coast representative. They look forward to visiting many of you at your firms and at the industry’s various events this coming year.

MID 2012 GLOBAL ECONOMIC AND INVESTMENT OUTLOOK

Today, the concerns that have rattled global financial markets since last spring largely remain:

•	Will the U.S. be able to sustain a level of reasonable growth?

•	Can China achieve a “soft landing” and continue to be an engine of global growth?

•	Will the debt problems that plague the European Union be handled in an orderly process, or will they dramatically disrupt European economies?

Throughout the reporting period, the Federal Reserve (the Fed) kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Likewise, the Bank of Japan voted in late April to keep its key policy rate in a range of 0.0% to 0.1%. The bank announced that it would expand its government bond purchases by 10 trillion yen ($123.8 billion), targeting a 1.0% inflation rate in an attempt to end the country’s multi-year deflation.

As of November 1, 2011, the European Central Bank (ECB) had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

Economic activity in the emerging markets has decelerated, but the emerging economies will still be the driver behind a modest 3.5 percent or so gain in the world GDP growth in 2012. Real economic growth in China is likely to decelerate from more than 9 percent real growth towards the 7 percent to 8 percent level in 2012. However, when combined with a peaking in inflation, this will represent a soft landing for the Chinese economy that should open the door for a series of monetary policy easing actions by China.

MARKETS

The current regime of very low absolute and relative interest rates in the U.S. is not sustainable over the long term and a possible reversal (“bursting of the U.S. Treasury bubble”) represents a substantial risk. Further, the inability of our government leaders to address this issue of overspending and revenue shortfalls represents a second major risk to both the economy and the capital markets, particularly if the bond vigilantes return to the U.S. Treasury market.

For the U.S., our debt situation is still at best challenging, and owning sub two percent 10-year Treasury notes for the next five years appears to represent a greater risk than owning high quality, dividend paying equities many of which trade at 10 to 25 percent below historical values. Our philosophy is to follow our core principals of diversification which includes the complete spectrum of income producing securities. Some of the best opportunities have occurred within the High Yield, Government Agency REITs, Business Development Companies, along with U.S. and International Government Debt.

LOOKING FORWARD

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, the API Efficient Frontier represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

The markets tend to move well ahead of actual economic events. We believe that additional quantitative easing by the world’s central banks will ultimately succeed in persuading the private sector to start expanding their businesses again. The resulting economic recovery will likely send the equity markets higher. This should rekindle inflation and lift interest rates. This scenario would benefit equity investors and hurt bond investors. The same people selling today are likely to eventually return to equities when markets rise, but, given human nature, many will have to buy at higher levels, leaving them worse off than others who kept their equity positions. So, if you are a long-term investor, we believe it may be prudent to maintain your equity positions.

As your Chief Investment Officer, I along with other employees of API are fellow shareholders. To demonstrate my personal belief in our investment approach and in an effort to avoid any perceived conflicts of interests with shareholders, I keep 100% of my personal stock market investments in the six API Efficient Frontier Funds.

As always, we thank you for your support and we welcome your comments.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Funds before investing. The Funds’ prospectus contains this and other information about the Funds, and should be read carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling 1-800-544-6060.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2012

(Unaudited)

	Shares	Value
Europe Large Cap Stocks — 1.3%
ABB Ltd.	8,700	$150,945
Total SA ADR	4,000	183,800

		334,745

Global Large Cap Stocks — 5.3%
Cenovus Energy, Inc.	6,800	207,468
Sanofi-Aventis ADR	5,000	203,200
TE Connectivity Ltd.	10,500	346,605
Toronto Dominion Bank	3,500	275,030
TransCanada Corp.	6,000	272,700

		1,305,003

Global Mid Cap Stocks — 0.6%
TransAlta Corp.	10,200	159,018

International Large Cap Stocks — 5.6%
BCE, Inc.	7,000	297,780
Eni S.p.A. ADR	6,500	268,060
RevenueShares ADR Fund	8,500	267,325
Sasol Ltd. ADR	5,000	207,450
SeaDrill Ltd.	9,000	349,110

		1,389,725

International Market Indexes — 1.1%
iShares MSCI Australia Index Fund	12,000	278,160

International Mid Cap Stocks — 1.2%
PartnerRe Ltd.	4,000	289,760

Japan Large Cap Stocks — 0.6%
Nippon Telegraph & Telephone Corp.	6,500	150,670

Latin America Large Cap Stocks — 3.1%
Companhia Siderurgica Nacional SA ADR	23,000	119,140
Ecopetrol SA ADR	4,500	257,535
Empresa Nacional de Electricidad SA ADR	4,300	214,957
Tim Participacoes SA ADR	8,000	169,200

		760,832

Pacific/Asia Market Indexes — 3.4%
iShares MSCI Pacific ex-Japan Index Fund	6,500	278,330
iShares MSCI Singapore Index Fund	23,000	302,220
iShares MSCI Taiwan Index Fund	22,000	267,960

		848,510

Scandinavia Large Cap Stocks — 0.9%
Statoil ASA ADR	9,000	214,110

United Kingdom Large Cap Stocks — 6.2%
Astrazeneca PLC ADR	4,000	187,240
Aviva plc ADR	26,000	241,020
BP plc	7,000	279,300
Diageo Plc ADR	3,000	320,700
Ensco PLC	5,000	271,650
National Grid PLC ADR	4,500	$233,550

		1,533,460

U.S. Large Cap Stocks — 37.7%
Altria Group, Inc.	8,500	305,745
A T & T, Inc.	7,600	288,192
Baxter International, Inc.	4,000	234,040
Beam, Inc.	5,500	345,840
Blackrock, Inc.	1,500	255,390
Bristol-Myers Squibb Company	8,500	302,600
Caterpillar, Inc.	3,000	252,630
Chevron Corp.	2,300	252,034
CIGNA Corporation	7,500	302,100
Coca Cola Co.	4,000	323,200
Colgate-Palmolive Co.	2,000	214,720
ConAgra Foods, Inc.	9,300	229,617
Dow Chemical Company	9,000	259,020
DTE Energy Co.	5,000	306,850
Eli Lilly & Co.	6,000	264,180
General Mills, Inc.	8,000	309,600
Goldman Sachs Group, Inc.	2,300	232,070
Honeywell International, Inc.	6,000	348,300
JPMorgan Chase & Co.	7,000	252,000
Kimberly-Clark Corporation	3,500	304,185
Lockheed Martin Corporation	3,100	276,737
M & T Bank Corp.	2,500	214,600
McDonald’s Corp.	3,000	268,080
McGraw-Hill Companies, Inc.	5,500	258,280
Merck & Co., Inc.	7,000	309,190
Norfolk Southern Corp.	4,000	296,200
Omnicom Group, Inc.	4,500	225,810
Paychex, Inc.	8,000	261,520
PPG Industries, Inc.	3,500	383,110
Procter & Gamble Co.	3,000	193,620
Reynolds American, Inc.	6,500	300,755
Sysco Corporation	9,500	279,205
Verizon Communications, Inc.	2,000	90,280
V. F. Corporation	2,000	298,600
Vodafone Group Plc	3,500	100,625

		9,338,925

U.S. Micro Cap Stocks — 4.0%
Ennis, Inc.	17,000	243,780
Flushing Financial Corporation	19,000	268,090
Full Circle Capital Corporation	26,000	206,700
OceanFirst Financial Corp.	20,000	272,200

		990,770

U.S. Mid Cap Stocks — 18.4%
AGL Resources, Inc.	5,500	222,750

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Ares Capital Corp.	17,000	$282,710
Broadridge Financial Solutions, Inc.	15,000	317,550
Cleco Corporation	7,000	306,320
Eastman Chemical Co.	8,000	418,240
Erie Indemnity Co.	3,500	249,515
Extra Space Storage, Inc.	11,000	360,140
Fortune Brands Home & Security, Inc.*	13,000	287,560
Home Properties, Inc.	4,000	262,440
Legg Mason, Inc.	7,000	171,640
Maxim Integrated Products, Inc.	7,500	204,225
Omega Healthcare Investors, Inc.	10,000	242,400
Pinnacle West Capital Corp.	5,500	294,470
Rayonier, Inc.	6,000	286,140
SCANA Corp.	6,000	295,020
Sonoco Products Co.	6,600	200,046
Valley National Bancorp.	17,860	166,098

		4,567,264

U.S. REIT’s — 0.7%
Colony Financial, Inc.	9,000	165,150

U.S. Small Cap Stocks — 8.1%
Capstead Mortgage Corp.	7,000	98,560
HNI Corporation	8,000	212,560
Horace Mann Educators Corporation	16,000	279,040
Laclede Group, Inc.	6,500	271,570
National Health Investors, Inc.	5,000	268,450
Northwest Bancshares, Inc.	20,000	233,000
PennyMac Mortgage Investment Trust	4,800	101,136
Petroleum & Resources Corp.	8,000	198,560
Speedway Motorsports, Inc.	21,000	334,110

		1,996,986

Total Investments — 98.2% (cost $20,785,559)		24,323,088
Other Assets in Excess of Liabilities — 1.8%		444,459

Net Assets — 100.0%		$24,767,547

Costfor federal income tax purposes $20,785,559.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$4,175,142
Excess of tax cost over value	637,613

Net Appreciation	$3,537,529

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2012

(Unaudited)

	Shares	Value
Emerging Markets Growth — 1.4%
iShares MSCI Emerging Markets Growth Index Fund	5,000	$254,990
iShares MSCI Emerging Markets Index Fund	6,000	234,720

		489,710

Emerging Markets Value — 0.9%
Guggenheim BRIC ETF	9,300	316,758

Europe Large Cap Stocks — 4.2%
Nestle SA ADR	2,900	178,727
Roche Holding, Ltd. ADR	6,000	266,160
Siemens AG ADR	1,800	152,442
Syngenta AG ADS	3,000	204,120
Telefonica SA ADR	11,000	124,850
Tenaris SA ADR	8,000	306,240
Vanguard MSCI European ETF	6,000	257,820

		1,490,359

Global Large Cap Stocks — 2.4%
Accenture PLC	3,600	217,080
Lululemon Athletica, Inc.*	2,000	112,960
SAP AG ADS	4,000	253,440
Tim Hortons, Inc.	5,000	265,600

		849,080

Global Market Indexes — 0.7%
Vanguard Total World Stock Index Fund	5,500	253,000

Global Mid Cap Stocks — 0.4%
Allied World Assurance Company Holdings Ltd.	2,000	150,860

Global Small Cap Stocks — 0.5%
Aircastle Ltd.	14,000	165,620

International Large Cap Stocks — 3.2%
Agrium, Inc.	3,000	284,880
Brookfield Asset Management, Inc.	6,000	202,860
Elan Corporation plc ADR*	13,000	150,150
Infosys Technologies Ltd.	3,500	138,530
Valeant Pharmaceuticals International, Inc.*	7,500	356,700

		1,133,120

International Market Indexes — 1.5%
iShares MSCI EAFE Growth Index	5,000	268,950
iShares MSCI EAFE Small Cap Index	7,000	249,970

		518,920

International Small Cap Stocks — 1.1%
Accelrys, Inc.*	21,000	170,520
Mercer International, Inc.*	17,000	89,080
Schweitzer-Mauduit International, Inc.	2,000	$136,200

		395,800

Latin America Large Cap Stocks — 5.0%
America Movil S.A.B. de C.V. ADR	11,000	293,590
BanColombia SA ADR	6,000	371,040
Banco Santander — Chile ADR	2,500	187,900
Enersis SA ADR	12,000	198,600
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	273,344
Grupo Televisa SA ADR	9,500	216,505
Sociedad Quimica Minera de Chile ADR	4,000	239,720

		1,780,699

Latin America Market Indexes — 0.6%
iShares S&P Latin America 40 Index	5,500	231,110

Latin America Mid Cap Stocks — 0.7%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	241,110

Pacific/Asia Large Cap Stocks — 2.4%
BHP Billiton Ltd. ADR	2,800	185,752
CNOOC, Ltd. ADR	1,200	240,360
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	195,580
Vanguard MSCI Pacific ETF	5,000	248,350

		870,042

Pacific/Asia Mid Cap Stocks — 0.3%
New Oriental Education & Technology Group, Inc.*	9,000	102,780

Scandinavia Large Cap Stocks — 0.9%
Novo Nordisk A/S ADR	2,000	309,080

Scandinavia Mid Cap Stocks — 0.5%
Autoliv, Inc.	3,500	197,995

United Kingdom Large Cap Stocks — 0.8%
GlaxoSmithKline PLC ADR	6,000	276,000

U.S. Large Cap Stocks — 19.1%
Allergan, Inc.	4,000	328,280
Amazon.com, Inc.	1,400	326,620
Apple, Inc.*	600	366,456
Broadcom Corp.	5,500	186,340
CA, Inc.	6,500	156,455
CF Industries Holdings, Inc.	1,200	234,912
eBay, Inc.*	7,000	310,100
Ecolab, Inc.	4,940	323,323
Express Scripts Holding Company*	2,500	144,850
FMC Technologies, Inc.*	6,000	270,720
Franklin Resources, Inc.	3,000	344,850
Intel Corporation	8,400	215,880

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Intuitive Surgical, Inc.*	400	$192,600
Kohl’s Corp.	4,000	198,880
Laboratory Corporation of America Holdings, Inc.*	2,500	210,225
Lowe’s Companies, Inc.	12,000	304,440
Macy’s, Inc.	7,500	268,800
Monster Beverage Corporation*	3,000	199,410
NetApp, Inc.*	6,000	196,020
Oracle Corp.	7,700	232,540
Precision Castparts Corp.	1,500	233,340
Praxair, Inc.	2,500	259,400
QUALCOMM, Inc.	3,500	208,880
Ross Stores, Inc.	5,000	332,200
Salesforce.com Inc.*	1,500	186,540
Ventas, Inc.	3,500	235,375
Verisk Analytics, Inc.*	6,000	301,500

		6,768,936

U.S. Micro Cap Stocks — 5.9%
Actuate Corp.*	30,000	193,800
City Holding Company	4,500	148,725
Envestnet, Inc.*	19,000	231,990
Epoch Holding Corp.	8,000	168,640
Newport Corp.*	8,000	90,000
PDF Solutions, Inc.*	16,500	153,615
Rudolph Technologies, Inc.*	22,000	220,000
TPC Group, Inc.*	3,500	134,750
TriMas Corporation*	5,700	123,918
UFP Technologies, Inc.*	10,000	163,700
U.S. Ecology, Inc.	13,000	253,500
Virtus Investment Partners, Inc.*	2,500	209,300

		2,091,938

U.S. Mid Cap Stocks — 24.3%
Amdocs Ltd.*	7,000	208,250
Ansys, Inc.*	4,500	269,820
AptarGroup, Inc.	7,000	350,070
BE Aerospace, Inc.*	4,500	176,535
Bio-Rad Laboratories, Inc.*	2,500	240,525
Copart, Inc.*	11,000	261,360
Cabela’s, Inc.*	8,000	367,520
F5 Networks, Inc.*	1,500	140,070
Factset Research Systems, Inc.	2,000	185,920
FMC Corp.	6,000	328,200
Genesee & Wyoming, Inc.*	4,500	279,270
Groupon, Inc.*	24,000	159,840
Harris Corp.	6,600	274,890
Hertz Global Holdings, Inc.*	13,500	152,010
Hexcel Corp.*	8,000	186,320
IDEX Corporation	9,000	$343,350
Landstar Systems, Inc.	4,300	212,463
Markel Corp.*	400	172,824
Mednax Services, Inc.*	4,800	317,424
Micros Systems, Inc.*	4,000	190,960
NewMarket Corp.	800	183,904
Nu Skin Enterprises, Inc.	3,000	153,030
Panera Bread Co.*	1,700	267,733
Parametric Technology Corporation	16,000	344,640
Rackspace Hosting, Inc.*	3,900	171,132
Regal Beloit Corp.	4,500	289,665
Rockwood Holdings, Inc.	5,000	221,100
Teledyne Technologies, Inc.*	3,000	186,900
Toro Co.	4,500	169,200
Tractor Supply Company	2,000	181,740
Triumph Group, Inc.	5,000	312,650
Towers Watson & Co.	3,700	216,931
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,400	203,712
VeriFone Systems, Inc.*	4,000	145,160
Wabtec Corp.	2,500	197,950
Waste Connnections, Inc.	11,550	355,394
Western Digital Corporation*	4,500	178,965

		8,597,427

U.S. Small Cap Stocks — 10.9%
Aaron’s, Inc.	4,500	131,985
Biglari Holdings, Inc.*	800	300,600
Brooks Automation, Inc.	11,000	101,860
Buckeye Technologies, Inc.	3,800	114,456
Coinstar, Inc.*	4,000	189,960
Constant Contact, Inc.*	6,000	100,620
CoreLogic, Inc.*	11,000	253,000
Curtiss-Wright Corp.	9,000	269,730
Financial Engines, Inc.*	6,200	116,374
GreatBatch, Inc.*	11,000	251,130
ICU Medical, Inc.*	4,500	239,985
Interline Brands, Inc.*	7,000	177,660
Littlefuse, Inc.	5,000	268,200
Parexel International Corp.*	6,500	178,880
PriceSmart, Inc.	2,500	180,050
Quality Systems, Inc.	6,000	96,960
Regis Corporation	8,500	143,820
Robbins & Myers, Inc.	7,000	320,880
Sauer-Danfoss, Inc.	2,700	97,712
VCA Antech, Inc.*	9,000	163,800
Western Refining, Inc.	7,000	164,710

		3,862,372

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Total Investments — 87.7% (cost $23,467,427)		31,092,716
Other Assets in Excess of Liabilities — 12.3%		4,340,803

Net Assets — 100.0%		$35,433,519

Costfor federal income tax purposes $23,467,427.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$8,410,232
Excess of tax cost over value	784,943

Net Appreciation	$7,625,289

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2012

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 4.6%
iShares Emerging Markets High Yield Bond Fund	43,400	$2,250,724
iShares JPMorgan USD Emerging Markets Bond Fund	10,800	1,280,340
Market Vectors Emerging Markets High Yield Bond Fund	80,000	2,064,000
PowerShares Emerging Markets Sovereign Debt Portfolio	202,000	6,051,920
WisdomTree Emerging Markets Corporate Bond Fund	16,000	1,233,600

		12,880,584

Global Corporate Bonds — 5.6%
Helios Multi-Sector High Income Fund, Inc.	73,300	448,596
Helios Strategic Income Fund, Inc.	57,400	357,028
Invesco Van Kampen Dynamic Credit Opportunities Fund	88,000	1,058,640
iShares Global ex USD High Yield Corporate Bond Fund	47,000	2,216,520
Managed High Yield Plus Fund, Inc.	498,000	1,125,480
PIMCO Strategic Global Government Fund, Inc.	45,100	533,984
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	26,000	898,560
SPDR Barclays Capital Short Term High Yield Bond ETF	241,600	7,289,072
Wells Fargo Advantage Multi-Sector Income Fund	40,000	640,400
Western Asset Managed High Income Fund, Inc.	144,300	894,660

		15,462,940

International Debt — 1.3%
Aberdeen Asia-Pacific Income Fund, Inc.	43,000	340,130
Market Vectors International High Yield Bond ETF	136,500	3,361,995

		3,702,125

International Government Bonds — 0.3%
Market Vectors Emerging Markets Local Currency Bond ETF	30,000	783,000

U.S. Corporate Bonds — 29.3%
A G Mortgage Investment Trust, Inc. Preferred Series A	40,000	1,002,000
American Income Fund, Inc.	100,300	813,433
Apollo Senior Floating Rate Fund, Inc.	36,000	662,040
Bank of America Corp., 0.0%, due 4/8/2030	600,000	549,000
Barclays Bank Plc, 0.0%, due 2/26/2030	500,000	475,000
BlackRock Corporate High Yield Fund III, Inc.	108,000	837,000
BlackRock Corporate High Yield Fund VI, Inc.	91,500	$1,173,945
BlackRock Credit Allocation Income Trust III	57,000	670,320
Credit Suisse Asset Management Income Fund, Inc.	135,000	534,600
Credit Suisse High Yield Bond Fund, Inc.	279,000	887,220
CYS Investments, Inc. Preferred Series A	40,000	1,000,400
Dreyfus High Yield Strategies Fund	243,000	1,071,630
First Trust Strategic High Income Fund II	90,900	1,608,930
Helios Advantage Income Fund, Inc.	48,000	430,080
Invesco Van Kampen High Income Trust II	30,000	519,300
iShares iBoxx $ High Yield Corporate Bond	217,500	19,944,750
iShares iBoxx $ Investment Grade Corporate Bond	8,500	1,030,880
iShares S&P U.S. Preferred Stock Index	134,000	5,280,940
MFS Intermediate High Income Fund	82,000	259,120
Peritus High Yield ETF	51,000	2,499,908
PIMCO High Income Fund	80,000	1,104,000
PIMCO Income Opportunity Fund	11,000	314,710
PIMCO Total Return ETF	16,000	1,716,640
Pioneer High Income Trust	36,500	665,760
PowerShares Financial Preferred	265,000	4,841,550
PowerShares High Yield Corporate Bond	580,000	10,938,800
SPDR Barclays Capital High Yield Bond ETF	515,700	20,566,116

		81,398,072

U.S. Government Bonds & Notes — 0.9%
America First Tax Exempt Investors, L.P.	431,000	2,348,950

U.S. Large Cap Stocks — 0.2%
BlackRock Enhanced Capital and Income Fund, Inc.	38,000	502,740

U.S. Micro Cap Stocks — 15.3%
Arlington Asset Investment Corp.	107,500	2,403,700
Ellington Financial LLC	94,900	2,177,955
Fidus Investment Corp.	172,500	2,635,800
Full Circle Capital Corp.	185,500	1,474,725
Golub Capital BDC, Inc.	117,000	1,799,460
Home Loan Servicing Solutions, Ltd.	110,000	1,581,800
Horizon Technology Finance Corporation	245,500	4,021,290
Kohlberg Capital Corporation	416,000	3,311,360
Main Street Capital Corporation	15,500	379,905
MCG Capital Corp	367,000	1,607,460
Medallion Financial Corp.	116,000	1,285,280
Medley Capital Corp.	328,000	4,067,200
New Mountain Finance Corporation	170,000	2,415,700
NGP Capital Resources Company	269,600	1,968,080
PennantPark Floating Rate Capital Ltd.	114,000	1,417,020

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
PennantPark Investment Corp.	241,000	$2,516,040
Student Transportation, Inc.	252,000	1,587,600
TCP Capital Corp.	135,000	1,960,200
THL Credit, Inc.	153,500	2,118,300
TICC Capital Corp.	190,000	1,850,600

		42,579,475

U.S. Mid Cap Stocks — 1.9%
Ares Capital Corporation	324,000	5,388,120

U.S. Municipal Bonds — 5.6%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	1,000,000	199,010
Market Vectors High-Yield Muni ETF	132,000	4,333,560
PowerShares Build America Bond Portfolio	355,000	10,873,650

		15,406,220

U.S. REIT’s — 23.1%
A G Mortgage Investment Trust, Inc.	112,000	2,527,840
American Capital Agency Corp.	102,000	3,584,280
Annaly Capital Management, Inc.	691,000	12,044,130
American Capital Mortgage Investment Corporation	44,000	1,080,200
Anworth Mortgage Asset Corp.	476,000	3,160,640
ARMOUR Residential REIT, Inc.	471,000	3,607,860
Apollo Commercial Real Estate Finance, Inc.	91,000	1,519,700
Crexus Investment Corp.	225,000	2,358,000
CYS Investments, Inc.	368,000	5,321,280
Dynex Capital, Inc.	232,000	2,410,480
Hatteras Financial Corp.	123,000	3,597,750
Invesco Mortgage Capital, Inc.	204,000	4,037,160
MFA Financial, Inc.	403,000	3,256,240
NorthStar Realty Finance Corp.	624,000	3,438,240
One Liberty Properties, Inc.	113,000	2,134,570
Resource Capital Corp.	472,000	2,572,400
Starwood Property Trust, Inc.	76,000	1,691,760
Two Harbors Investment Corp.	215,000	2,466,050
Western Asset Mortgage Capital Corp.	157,500	3,216,150

		64,024,730

U.S. Small Cap Stocks — 10.1%
Apollo Investment Corporation	384,800	2,955,264
BlackRock Kelso Capital Corporation	123,000	1,162,350
Compass Diversified Holdings	336,500	4,650,430
Fifth Street Finance Corp.	245,500	2,482,005
Hercules Technology Growth Capital, Inc.	208,000	2,335,840
KKR Financial Holdings LLC	115,500	1,053,360
Prospect Capital Corporation	260,000	2,880,800
Solar Capital Ltd.	196,500	4,474,305
Solar Senior Capital Ltd.	86,100	$1,466,283
Triangle Capital Corporation	194,000	4,448,420

		27,909,057

Total Investments — 98.2% (cost $261,248,801)		272,386,013
Other Assets in Excess of Liabilities — 1.8%		5,129,625

Net Assets — 100.0%		$277,515,638

Costfor federal income tax purposes $261,248,801.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$14,242,570
Excess of tax cost over value	3,105,358

Net Appreciation	$11,137,212

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2012

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 23.2%
iShares JP Morgan Emerging Markets Bond Fund	7,500	$889,125
Market Vectors Emerging Markets Local Currency Bond ETF	55,000	1,435,500
PowerShares Emerging Markets Sovereign Debt Portfolio	93,000	2,786,280

		5,110,905

European Corporate Bonds — 0.5%
Jefferies Group, Inc., 3.875%, due 11/9/2015	100,000	100,000

Global Corporate Bonds — 20.5%
iShares Barclays Credit Bond Fund	7,500	853,350
PIMCO Investment Grade Corporate Bond Index ETF	8,000	865,384
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	15,000	518,400
Vanguard Intermediate-Term Corporate Bond ETF	20,500	1,783,090
Vanguard Short-Term Corporate Bond ETF	6,000	478,320

		4,498,544

Global Government Bonds — 3.6%
iShares Barclays Aggregate Bond Fund	4,500	506,655
iShares Barclays Government/Credit Bond Fund	2,500	291,650

		798,305

International Debt — 8.2%
Aberdeen Asia-Pacific Income Fund, Inc.	143,000	1,131,130
Market Vectors International High Yield Bond ETF	27,000	665,010

		1,796,140

U.S. Corporate Bonds — 31.3%
Bank of America Corp., 5.42%, due 3/15/2017	100,000	105,273
Best Buy Co., Inc., 3.75%, due 3/15/2016	100,000	96,799
BlackRock Credit Allocation Income Trust, Inc.	40,000	414,800
Computer Sciences Corporation, 6.50%, due 3/15/2018	100,000	108,250
Goldman Sachs Group, Inc., 5.95%, due 1/18/2018	100,000	111,277
iShares iBoxx $ High Yield Corporate Bond Fund	9,000	825,300
iShares iBoxx $ Investment Grade Corporate Bond Fund	38,000	4,608,640
Morgan Stanley, 4.75%, due 4/1/2014	100,000	102,331
Prologis, Inc., 6.625%, due 5/15/2018	100,000	117,819
Western Asset Global Corporate Defined Opportunity Fund, Inc.	20,000	393,000

		6,883,489

U.S. Government Bonds & Notes — 8.8%
iShares Barclays Intermediate Government/Credit Bond Fund	4,500	508,500
SPDR Barclays Capital Aggregate Bond ETF	17,000	1,007,930
SPDR Barclays Capital Mortgage Backed Bond ETF	14,900	416,008

		1,932,438

U.S. Municipal Bonds — 2.1%
SPDR Nuveen Barclays Build America Bond ETF	7,500	469,125

Total Investments — 98.2% (cost $20,572,760)		21,588,946
Other Assets in Excess of Liabilities — 1.8%		394,273

Net Assets — 100.0%		$21,983,219

Costfor federal income tax purposes $20,572,760.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$1,070,509
Excess of tax cost over value	54,323

Net Appreciation	$1,016,186

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2012

(Unaudited)

	Shares	Value
Emerging Markets Value — 4.0%
Guggenheim BRIC ETF	5,900	$200,954
iShares MSCI Emerging Markets Value Index Fund	4,500	207,540
iShares MSCI Russia Capped Index Fund	6,700	140,298
iShares S&P India Nifty 50 Index Fund	6,400	137,280
Vanguard MSCI Emerging Markets ETF	3,500	140,070

		826,142

Global Large Cap Stocks — 1.8%
Bunge Ltd.	2,300	151,271
Invesco Holding Co. Ltd.	4,500	99,585
Schlumberger Ltd.	1,500	106,890

		357,746

Global Mid Cap Stocks — 1.0%
Noble Corporation	5,500	203,500

Global Small Cap Stocks — 1.6%
Altisource Portfolio Solutions S.A.*	2,500	193,900
UTi Worldwide, Inc.	9,500	125,875

		319,775

International Market Indexes — 2.0%
iShares MSCI EAFE Value Index Fund	4,800	203,040
Vanguard FTSE All-World Ex-U.S. Index Fund	5,100	210,018

		413,058

International Mid Cap Stocks — 0.3%
DE Master Blenders 1753 NV	5,200	59,020

Japan Market Indexes — 0.7%
iShares S&P/TOPIX 150 Index	3,500	136,078

Latin America Mid Cap Stocks — 0.6%
iShares MSCI Brazil Index Fund	2,500	131,125

United Kingdom Small Cap Stocks — 0.6%
WNS Holdings Ltd.*	13,000	125,580

U.S. Large Cap Stocks — 26.7%
Abbott Laboratories	3,000	198,930
Alcoa, Inc.	11,000	93,170
Ameriprise Financial, Inc.	2,000	103,440
Amgen, Inc.	1,400	115,640
Applied Materials, Inc.	8,800	95,832
Berkshire Hathaway, Inc. Class B*	1,200	101,808
Boeing Company	2,000	147,820
Capital One Financial Corp.	1,800	101,682
Chubb Corporation	1,400	101,766
Cisco Systems, Inc.	7,500	119,625
ConocoPhillips	3,500	190,540
CVS Caremark Corporation	2,200	99,550
Devon Energy Corporation	1,800	106,416
Dollar Tree, Inc.*	2,400	$120,816
Dover Corporation	1,800	98,046
Dr. Pepper Snapple Group, Inc.	5,500	250,690
du Pont (E.I.) de Nemours & Co.	3,000	149,100
FirstEnergy Corp.	2,000	100,440
International Business Machines, Inc.	1,000	195,980
Intuit, Inc.	1,600	92,832
International Paper Company	3,400	111,554
Hillshire Brands Company	1,040	26,634
Home Depot, Inc.	1,800	93,924
Johnson & Johnson	1,500	103,830
Lorillard, Inc.	800	102,912
MasterCard, Inc.	250	109,143
MetLife, Inc.	3,300	101,541
National Oilwell Varco, Inc.	1,500	108,450
Noble Energy, Inc.	1,800	157,374
Nordstrom, Inc.	2,000	108,280
PepsiCo, Inc.	1,400	101,822
Phillips 66	1,750	65,800
Precision Castparts Corp.	700	108,892
Republic Services, Inc.	3,800	109,934
Scripps Networks Interactive, Inc.	1,700	91,545
Sigma-Aldrich Corporation	1,000	69,200
Spectra Energy Corp.	5,900	181,071
Staples, Inc.	7,800	99,372
State Street Corporation	2,300	92,874
Thermo Fisher Scientific, Inc.	1,900	105,773
Travelers Companies, Inc.	1,600	100,240
United Technologies Corporation	1,200	89,328
Visa, Inc.	800	103,256
Wal-Mart Stores, Inc.	1,400	104,202
Walt Disney Company	2,000	98,280
Wells Fargo & Company	3,100	104,811
Western Union Co.	14,000	244,020

		5,478,185

U.S. Micro Cap Stocks — 8.6%
Aceto Corporation	16,400	143,992
Diamond Hill Investment Group, Inc.	3,000	224,130
8 x 8, Inc.*	20,800	113,776
Global Power Equipment Group, Inc.	5,000	102,750
Graham Corporation	10,000	170,500
KMG Chemicals, Inc.	13,000	232,440
Luby’s, Inc.*	17,300	114,699
Measurement Specialties, Inc.*	7,000	208,460
Pep Boys — Manny, Moe & Jack*	10,600	96,142
Roundy’s, Inc.	9,000	86,400
Teche Holding Company	4,000	152,760

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
TNS, Inc.*	7,000	$118,510

		1,764,559

U.S. Mid Cap Stocks — 32.2%
Albemarle Corporation	1,600	93,152
American Capital, Ltd.*	19,500	194,220
A. O. Smith Corp.	4,500	222,390
Babcock & Wilcox Company*	6,000	150,600
Ball Corp.	3,000	124,680
Big Lots, Inc.*	2,500	101,275
Brown & Brown, Inc.	9,500	239,780
Crown Holdings, Inc.*	2,900	104,110
Diebold, Inc.	2,500	80,875
Eaton Vance Corp.	3,900	103,467
Fidelity National Financial, Inc.	4,000	74,480
First Niagara Financial Group, Inc.	22,000	166,760
Flowserve Corporation	1,800	215,964
Gen-Probe, Inc.*	3,000	248,070
Graco, Inc.	5,000	229,400
Hartford Financial Services Group, Inc.	5,900	97,055
Ingredion, Inc.	5,000	259,600
J. C. Penney Company, Inc.*	4,300	96,793
Kennametal, Inc.	4,000	147,600
Kirby Corporation*	4,000	211,080
Lam Research Corporation*	5,000	172,050
Lender Processing Services, Inc.	4,200	103,614
Lincoln National Corporation	4,700	94,235
Martin Marietta Materials, Inc.	3,000	225,420
Medicis Pharmaceutical Corp.	3,000	98,760
Ocwen Financial Corporation*	5,500	108,680
Owens Corning, Inc.*	3,400	91,324
Owens-Illinois, Inc.*	11,000	202,950
Packaging Corp. of America	6,500	200,135
Pall Corporation	2,500	133,525
Principal Financial Group, Inc.	6,000	153,540
ProAssurance Corp.	1,200	107,484
PVH Corp.	1,200	95,316
Ralcorp Holdings, Inc.*	3,000	179,010
Reinsurance Group of America, Inc.	4,500	250,515
Silgan Holdings, Inc.	2,500	103,025
Stericycle, Inc.*	2,500	232,125
Sunoco, Inc.	2,100	101,199
Timken Company	3,500	126,700
Total System Services, Inc.	3,500	82,775
Valmont Industries, Inc.	1,250	154,850
Vulcan Materials Company	2,800	108,472
WABCO Holdings, Inc.*	2,600	142,792
Weight Watchers International, Inc.	3,500	$177,100

		6,606,947

U.S. Small Cap Stocks — 12.5%
Alere, Inc.*	5,300	100,011
Astec Industries, Inc.*	8,000	233,600
Community Bank System, Inc.	3,800	104,538
CVB Financial Corp.	9,000	106,200
Electronics for Imaging, Inc.*	6,300	92,106
Fair Isacc Corporation	3,000	129,870
G-III Apparel Group Ltd.*	4,100	100,737
Granite Construction, Inc.	5,500	142,450
Hill-Rom Holdings, Inc.	3,200	83,680
ITT Educational Services, Inc.*	2,300	89,286
Jos. A. Bank Clothiers, Inc.*	5,000	211,300
Middleby Corporation*	1,500	146,880
PolyOne Corporation	7,500	110,475
Post Holdings, Inc.*	4,500	133,200
Primerica, Inc.	3,900	106,743
RLI Corp.	1,500	96,615
Rosetta Resources, Inc.*	4,500	187,740
Standex International Corporation	2,400	102,672
SYNNEX Corporation*	2,900	98,107
Veeco Instruments, Inc.*	5,200	185,692

		2,561,902

Total Investments — 92.6% (cost $17,500,342)		18,983,617
Other Assets in Excess of Liabilities — 7.4%		1,523,113

Net Assets — 100.0%		$20,506,730

Costfor federal income tax purposes $17,500,342.
Theaggregate gross unrealized appreciation (depreciation)for all securities is as follows:
Excess of value over tax cost	$2,265,734
Excess of tax cost over value	782,459

Net Appreciation	$1,483,275

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2012 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2012

(Unaudited)

	Shares	Value
Growth Funds — 33.0%
API Efficient Frontier Growth Fund*	1,005,747	$9,836,210

Income Funds — 34.0%
API Efficient Frontier Capital Income Fund	268,007	10,152,105

Value Funds — 32.7%
API Efficient Frontier Value Fund*	798,819	9,769,554

Total Investments — 99.7% (cost $22,670,928)		29,757,869
Other Assets in Excess of Liabilities — 0.3%		87,607

Net Assets — 100.0%		$29,845,476

Costfor federal income tax purposes $22,983,261.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$6,870,597
Excess of tax cost over value	95,989

Net Appreciation	$6,774,608

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2012

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $20,785,559, $23,467,427, $261,248,801, $20,572,760, and $17,500,342, respectively)	$24,323,088	$31,092,716	$272,386,013	$21,588,946	$18,983,617
Investments in affiliated issuers at value (indentified cost of $22,670,928)						$29,757,869
Cash	433,850	3,688,525	7,041,198	417,650	1,553,073	153,943
Dividends and interest receivable	47,341	5,522	130,178	23,069	7,414
Receivable for securities sold		769,518
Receivable for shareholder purchases			1,937,000			1,555
Other assets	6,244	5,348	17,267	3,584	7,559	3,871

Total assets	24,810,523	35,561,629	281,511,656	22,033,249	20,551,663	29,917,238

Liabilities
Payable for shareholder redemptions		45,151	161,350			25,000
Accrued distribution fees	7,955	18,489	157,378	14,678	6,212	21,326
Accrued advisory fees	12,474	30,155	88,206	12,823	15,925	7,687
Accrued accounting service fees	3,602	3,357	7,334	3,239	3,232
Payable for securities purchased			3,520,676
Other accrued expenses	18,945	30,958	61,074	19,290	19,564	17,749

Total liabilities	42,976	128,110	3,996,018	50,030	44,933	71,762

Net assets	$24,767,547	$35,433,519	$277,515,638	$21,983,219	$20,506,730	$29,845,476

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 6)
Class A: Shares outstanding	95,911	1,393,029	9,528,647	338,379	1,005,234	366,316

Net asset value per share	$37.30	$9.78	$11.63	$12.91	$12.23	$26.82

Maximum offering price per share	$39.58	$10.38	$12.34	$13.70	$12.98	$28.46

Class L: Shares outstanding	212,383	2,447,214	12,591,176	1,459,463	724,429	758,955

Net asset value per share	$36.42	$8.91	$11.23	$12.07	$11.33	$26.38

Institutional Class: Shares outstanding	355,159		2,115,623

Net asset value per share	$37.88		$11.96

Net assets consist of
Paid-in capital	$22,742,280	$35,542,141	$269,053,283	$24,256,120	$24,566,038	$23,339,435
Undistributed net investment income (loss)	194,946	(175,689)	11,965	62,174	(25,831)	(131,693)
Accumulated net realized gain (loss) from security transactions	(1,707,208)	(7,558,222)	(2,709,318)	(3,351,261)	(5,516,752)	(449,207)
Unrealized appreciation on investments	3,537,529	7,625,289	11,159,708	1,016,186	1,483,275	7,086,941

Net assets applicable to outstanding shares of beneficial interest	$24,767,547	$35,433,519	$277,515,638	$21,983,219	$20,506,730	$29,845,476

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2012

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issuers	$479,903	$237,055	$8,839,845	$402,078	$201,089
Dividends from affiliated issuers						$116,880
Interest	56	59	66,887	1,354	29	7

Total income	479,959	237,114	8,906,732	403,432	201,118	116,887

Expenses
Investment advisory fees	74,406	187,135	412,840	73,383	99,648	47,966
Distribution fees
Class L	38,308	114,010	525,685	85,714	39,302	104,715
Class A	9,014		283,398			27,506
Accounting service fees	21,116	19,351	31,956	18,528	18,586
Transfer agent fees	34,277	38,882	123,123	31,559	28,180	24,814
Custodial fees	2,166	2,319	7,183	2,153	1,952	1,844
Professional fees	6,613	9,902	50,725	5,593	6,161	8,138
Registration fees	19,651	14,902	46,454	16,325	15,065	15,533
Trustee fees	3,281	5,469	11,089	2,983	3,382	3,282
Insurance	2,735	4,574	16,190	2,535	2,983	3,034
Shareholder reports	2,446	4,271	21,719	2,416	2,455	3,928
Miscellaneous	10,939	11,988	32,209	7,247	9,235	7,820

Total operating expenses	224,952	412,803	1,562,571	248,436	226,949	248,580

Net investment income (loss)	255,007	(175,689)	7,344,161	154,996	(25,831)	(131,693)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	155,936	2,947,138	(40,532)	47,449	2,072,742
Net realized gain (loss) from security transactions in affiliated issuers						(115,544)
Change in unrealized appreciation on investments in unaffiliated issuers	153,160	(3,041,832)	9,096,551	660,036	(2,847,274)
Change in unrealized appreciation on investments in affiliated issuers						(188,582)

Net realized and unrealized gain (loss) on investments	309,096	(94,694)	9,056,019	707,485	(774,532)	(304,126)

Net increase (decrease) in net assets resulting from operations	$564,103	$(270,383)	$16,400,180	$862,481	$(800,363)	$(435,819)

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended July 31, 2012

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$255,007	$(175,689)	$7,344,161	$154,996	$(25,831)	$(131,693)
Net realized gain (loss) from security transactions	155,936	2,947,138	(40,532)	47,449	2,072,742	(115,544)
Net change in unrealized appreciation on investments	153,160	(3,041,832)	9,096,551	660,036	(2,847,274)	(188,582)

Increase (decrease) in net assets resulting from operations	564,103	(270,383)	16,400,180	862,481	(800,363)	(435,819)

Distributions
From net investment income:
Class A	(32,672)		(3,077,598)	(36,826)
Class L	(56,844)		(3,677,910)	(80,174)
Institutional Class	(153,484)		(578,492)

	(243,000)		(7,334,000)	(117,000)

Change in net assets from fund share transactions:
Class A	(253,390)	(865,626)	37,321,778	98,697	(800,481)	(1,402,264)
Class L	(156,096)	(740,472)	53,307,441	(627,089)	(876,813)	(985,108)
Institutional Class	149,510		14,807,608

Increase (decrease) in net assets resulting from capital share transactions	(259,976)	(1,606,098)	105,436,827	(528,392)	(1,677,294)	(2,387,372)

Total increase (decrease) in net assets	61,127	(1,876,481)	114,503,007	217,089	(2,477,657)	(2,823,191)
Net assets
Beginning of the period	24,706,420	37,310,000	163,012,631	21,766,130	22,984,387	32,668,667

End of the period	$24,767,547	$35,433,519	$277,515,638	$21,983,219	$20,506,730	$29,845,476

Undistributed net investment income	$194,946	—	$11,965	$62,174	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2012

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$529,137	$(393,014)	$9,068,119	$24,178	$(74,935)	$(254,287)
Net realized gain (loss) from security transactions	128,611	2,509,673	(2,232,737)	2,344,595	1,942,705	(296,600)
Net change in unrealized appreciation on investments	(356,531)	(2,900,677)	(6,493,897)	(2,406,522)	(3,051,718)	(260,087)

Increase (decrease) in net assets resulting from operations	301,217	(784,018)	341,485	(37,749)	(1,183,948)	(810,974)

Distributions
From net investment income:
Class A	(301,711)		(3,948,301)
Class C	(112,622)		(4,699,807)
Class D	(68,667)
Institutional Class			(628,892)

	(483,000)		(9,277,000)

Change in net assets from fund share transactions:
Class A	1,798,938	1,848,514	37,162,340	464,264	2,135,542	2,224,014
Class C	(786,354)	(5,077,204)	41,262,310	496,476	(5,075,857)
Class D	(310,513)
Institutional Class			4,638,291
Class L						3,140,858

Increase (decrease) in net assets resulting from capital share transactions	702,071	(3,228,690)	83,062,941	960,740	(2,940,315)	5,364,872

Total increase (decrease) in net assets	520,288	(4,012,708)	74,127,426	922,991	(4,124,263)	4,553,898
Net assets
Beginning of the year	24,186,132	41,322,708	88,885,205	20,843,139	27,108,650	28,114,769

End of year	$24,706,420	$37,310,000	$163,012,631	$21,766,130	$22,984,387	$32,668,667

Undistributed net investment income	$182,939	—	$1,804	$24,178	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares *
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2012	2011		2009 (3)	2008 (3)	2007 (3)
For a share outstanding throughout each period
Net asset value, beginning of period	$36.79	$36.36	$30.19	$25.85	$42.82	$47.32	$37.10

Income from investment operations
Net investment income (1)(4)	0.36	0.71	0.42	0.14	0.52	0.70	0.96
Net realized and unrealized gain (loss) on investments	0.49	0.37	6.04	4.33	(15.05)	(1.34)	10.66

Total income (loss) from investment operations	0.85	1.08	6.46	4.47	(14.53)	(0.64)	11.62

Distributions
From net investment income	(0.34)	(0.65)	(0.29)	(0.13)	(0.39)	(1.08)	(0.30)
From net realized gain on security transactions					(2.05)	(2.78)	(1.10)

Total distributions	(0.34)	(0.65)	(0.29)	(0.13)	(2.44)	(3.86)	(1.40)

Net asset value, end of period	$37.30	$36.79	$36.36	$30.19	$25.85	$42.82	$47.32

Total return (5)	3.48%	3.04%	21.39%	17.27%	(33.18)%	(1.43)%	31.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,577	$3,779	$4,040	$3,795	$3,551	$8,015	$9,668
Ratio of expenses to average net assets (6)(7)	1.94%	1.92%	2.14%	2.43%	2.40%	1.94%	1.93%
Ratio of net investment income to average net assets (6)(7)	1.94%	1.99%	1.27%	0.72%	1.83%	1.59%	2.13%
Portfolio turnover rate (5)	9%	85%	66%	27%	129%	69%	56%

*	Prior to May 30, 2012, Class A shares were referred to as Class D shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares *
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2012	2011		2009 (3)	2008 (3)	2007 (3)
For a share outstanding throughout each period
Net asset value, beginning of period	$35.96	$35.56	$29.56	$25.34	$42.10	$46.66	$36.70

Income from investment operations
Net investment income (1)(4)	0.26	0.52	0.25	0.04	0.37	0.48	0.62
Net realized and unrealized gain (loss) on investments	0.47	0.37	5.89	4.23	(14.77)	(1.32)	10.66

Total income (loss) from investment operations	0.73	0.89	6.14	4.27	(14.40)	(0.84)	11.28

Distributions
From net investment income	(0.27)	(0.49)	(0.14)	(0.05)	(0.31)	(0.94)	(0.22)
From net realized gain on security transactions					(2.05)	(2.78)	(1.10)

Total distributions	(0.27)	(0.49)	(0.14)	(0.05)	(2.36)	(3.72)	(1.32)

Net asset value, end of period	$36.42	$35.96	$35.56	$29.56	$25.34	$42.10	$46.66

Total return (5)	2.03%	2.56%	20.79%	16.85%	(33.47)%	(1.90)%	31.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,735	$7,792	$8,510	$7,610	$8,651	$15,797	$18,390
Ratio of expenses to average net assets (6)(7)	2.44%	2.42%	2.64%	2.93%	2.90%	2.44%	2.43%
Ratio of net investment income to average net assets (6)(7)	1.44%	1.49%	0.77%	0.22%	1.33%	1.09%	1.63%
Portfolio turnover rate (5)	9%	85%	66%	27%	129%	69%	56%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares *
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2012	2011		2009 (3)	2008 (3)	2007 (3)
For a share outstanding throughout each period
Net asset value, beginning of period	$37.35	$36.89	$30.60	$26.19	$43.34	$47.76	$37.36

Income from investment operations
Net investment income (1)(4)	0.46	0.91	0.60	0.24	0.68	0.94	1.04
Net realized and unrealized gain (loss) on investments	0.49	0.37	6.14	4.39	(15.29)	(1.36)	10.88

Total income (loss) from investment operations	0.95	1.28	6.74	4.63	(14.61)	(0.42)	11.92

Distributions
From net investment income	(0.42)	(0.82)	(0.45)	(0.22)	(0.49)	(1.22)	(0.42)
From net realized gain on security transactions					(2.05)	(2.78)	(1.10)

Total distributions	(0.42)	(0.82)	(0.45)	(0.22)	(2.54)	(4.00)	(1.52)

Net asset value, end of period	$37.88	$37.35	$36.89	$30.60	$26.19	$43.34	$47.76

Total return (5)	2.55%	3.55%	22.03%	17.63%	(32.93)%	(0.93)%	32.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,455	$13,135	$11,636	$7,114	$3,745	$3,491	$3,343
Ratio of expenses to average net assets (6)(7)	1.44%	1.42%	1.64%	1.93%	1.90%	1.44%	1.43%
Ratio of net investment income to average net assets (6)(7)	2.45%	2.49%	1.77%	1.22%	2.33%	2.09%	2.63%
Portfolio turnover rate (5)	9%	85%	66%	27%	129%	69%	56%

*	Prior to May 30, 2012, Institutional Class shares were referred to as Class A shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$9.82	$9.85	$7.55	$6.36	$13.93	$14.12	$13.10

Income from investment operations
Net investment income (loss) (1)(3)	(0.02)	(0.04)	(0.04)	(0.01)	0.06	0.04	0.08
Net realized and unrealized gain (loss) on investments	(0.02)	0.01	2.34	1.20	(6.06)	0.20	2.92

Total income from investment (loss) operations	(0.04)	(0.03)	2.30	1.19	(6.00)	0.24	3.00

Distributions
From net investment income						(0.13)
From net realized gain on security transactions					(1.57)	(0.30)	(1.98)

Total distributions					(1.57)	(0.43)	(1.98)

Net asset value, end of period	$9.78	$9.82	$9.85	$7.55	$6.36	$13.93	$14.12

Total return (4)	(0.41)%	(0.30)%	30.46%	18.71%	(41.06)%	1.62%	24.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,630	$14,582	$12,975	$9,706	$4,221	$5,016	$5,421
Ratio of expenses to average net assets (5)(6)	1.60%	1.58%	1.68%	1.88%	1.94%	1.56%	1.59%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.33)%	(0.37)%	(0.48)%	(0.28)%	0.80%	0.26%	0.66%
Portfolio turnover rate (4)	16%	37%	35%	25%	99%	72%	81%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares *
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$8.99	$9.11	$7.05	$5.98	$13.40	$13.65	$12.85

Income from investment operations
Net investment loss (1)(3)	(0.06)	(0.12)	(0.12)	(0.06)	(0.01)	(0.10)	(.04)
Net realized and unrealized gain (loss) on investments	(0.02)		2.18	1.13	(5.84)	0.19	2.82

Total income (loss) from investment operations	(0.08)	(0.12)	2.06	1.07	(5.85)	0.09	2.78

Distributions
From net investment income						(0.04)
From net realized gain on security transactions					(1.57)	(0.30)	(1.98)

Total distributions					(1.57)	(0.34)	(1.98)

Net asset value, end of period	$8.91	$8.99	$9.11	$7.05	$5.98	$13.40	$13.65

Total return (4)	(0.89)%	(1.32)%	29.22%	17.89%	(41.62)%	0.63%	23.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,804	$22,728	$28,348	$25,269	$25,772	$56,436	$62,124
Ratio of expenses to average net assets (5)(6)	2.60%	2.58%	2.68%	2.88%	2.94%	2.56%	2.59%
Ratio of net investment loss to average net assets (5)(6)	(1.33)%	(1.37)%	(1.48)%	(1.28)%	(0.20)%	(0.74)%	(0.34)%
Portfolio turnover rate (4)	16%	37%	35%	25%	99%	72%	81%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$11.18	$11.90	$11.24	$9.20	$10.27	$10.31	$10.13

Income from investment operations
Net investment income (1)(3)	0.41	0.79	0.94	0.69	0.66	0.31	0.32
Net realized and unrealized gain (loss) on investments	0.42	(0.72)	0.62	2.00	(1.11)	(0.06)	0.17

Total income (loss) from investment operations	0.83	0.07	1.56	2.69	(0.45)	0.25	0.49

Distributions
From net investment income	(0.38)	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)

Total distributions	(0.38)	(0.79)	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)

Net asset value, end of period	$11.63	$11.18	$11.90	$11.24	$9.20	$10.27	$10.31

Total return (4)	7.65%	0.69%	14.35%	30.00%	(3.25)%	2.48%	4.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$110,772	$69,653	$36,202	$13,255	$1,276	$912	$720
Ratio of expenses to average net assets (5)(6)	1.38%	1.56%	1.71%	1.20%	1.88%	1.70%	1.72%
Ratio of net investment income to average net assets (5)(6)	7.24%	7.02%	8.00%	9.47%	7.76%	3.04%	3.30%
Portfolio turnover rate (4)	22%	86%	42%	33%	92%	98%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares *
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$10.82	$11.54	$10.92	$8.96	$10.02	$10.10	$9.98

Income from investment operations
Net investment income (1)(3)	0.37	0.74	0.88	0.59	0.55	0.20	0.23
Net realized and unrealized gain (loss) on investments	0.40	(0.69)	0.60	1.96	(1.07)	(0.05)	0.14

Total income (loss) from investment operations	0.77	0.05	1.48	2.55	(0.52)	0.15	0.37

Distributions
From net investment income	(0.36)	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)

Total distributions	(0.36)	(0.77)	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)

Net asset value, end of period	$11.23	$10.82	$11.54	$10.92	$8.96	$10.02	$10.10

Total return (4)	7.37%	0.50%	14.05%	29.06%	(4.12)%	1.52%	3.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,435	$83,596	$46,927	$30,042	$19,411	$11,984	$12,066
Ratio of expenses to average net assets (5)(6)	1.73%	1.81%	1.96%	2.20%	2.88%	2.70%	2.72%
Ratio of net investment income to average net assets (5)(6)	6.88%	6.77%	7.80%	8.47%	6.76%	2.04%	2.30%
Portfolio turnover rate (4)	22%	86%	42%	33%	92%	98%	30%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31, 2012	For the Period Ended January 31, 2011 (2)

For a share outstanding throughout each period
Net asset value, beginning of period	$11.49	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.46	0.90	0.88
Net realized and unrealized gain (loss) on investments	0.42	(0.74)	0.11

Total income from investment operations	0.88	0.16	0.99

Distributions
From net investment income	(0.41)	(0.86)	(0.80)

Total distributions	(0.41)	(0.86)	(0.80)

Net asset value, end of period	$11.96	$11.49	$12.19

Total return (4)	7.94%	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,308	$9,764	$5,756
Ratio of expenses to average net assets (5)(6)	0.73%	0.81%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.89%	7.77%	8.80%
Portfolio turnover rate (4)	22%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$12.46	$12.40	$10.39	$8.98	$16.84	$18.45	$14.45

Income from investment operations
Net investment income (1)(3)	0.14	0.11	0.01	0.07	0.11	0.17	0.27
Net realized and unrealized gain (loss) on investments	0.42	(0.05)	2.08	1.41	(7.46)	(0.11)	4.22

Total income (loss) from investment operations	0.56	0.06	2.09	1.48	(7.35)	0.06	4.49

Distributions
From net investment income	(0.11)		(0.08)	(0.07)		(0.26)
From net realized gain on security transactions					(0.51)	(1.41)	(0.49)

Total distributions	(0.11)		(0.08)	(0.07)	(0.51)	(1.67)	(0.49)

Net asset value, end of period	$12.91	$12.46	$12.40	$10.39	$8.98	$16.84	$18.45

Total return (4)	4.55%	0.48%	20.09%	16.43%	(43.21)%	0.25%	31.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,367	$4,115	$3,653	$3,303	$2,918	$6,278	$5,373
Ratio of expenses to average net assets (5)(6)	1.56%	1.53%	1.69%	1.82%	1.77%	1.33%	1.35%
Ratio of net investment income to average net assets (5)(6)	2.30%	0.91%	0.13%	1.02%	1.03%	0.98%	1.66%
Portfolio turnover rate (4)	28%	244%	122%	21%	75%	59%	29%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares *
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$11.66	$11.72	$9.86	$8.54	$16.22	$17.89	$14.16

Income from investment operations
Net investment income (loss) (1)(3)	0.08	(0.01)	(0.09)				0.10
Net realized and unrealized gain (loss) on investments	0.39	(0.05)	1.95	1.33	(7.17)	(0.10)	4.12

Total income from investment operations	0.47	(0.06)	1.86	1.33	(7.17)	(0.10)	4.22

Distributions
From net investment income	(0.06)		(0.00)†	(0.01)		(0.16)
From net realized gain on security transactions					(0.51)	(1.41)	(0.49)

Total distributions	(0.06)		(0.00)†	(0.01)	(0.51)	(1.57)	(0.49)

Net asset value, end of period	$12.07	$11.66	$11.72	$9.86	$8.54	$16.22	$17.89

Total return (4)	4.00%	(0.51)%	18.88%	15.58%	(43.76)%	(0.72)%	30.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,616	$17,651	$17,190	$17,008	$16,417	$33,834	$37,890
Ratio of expenses to average net assets (5)(6)	2.56%	2.53%	2.69%	2.82%	2.77%	2.33%	2.35%
Ratio of net investment income (loss) to average net assets (5)(6)	1.30%	(0.09)%	(0.87)%	0.02%	0.03%	(0.02)%	0.66%
Portfolio turnover rate (4)	28%	244%	122%	21%	75%	59%	29%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

†	Amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$12.67	$12.99	$10.33	$8.48	$16.56	$19.15	$17.06

Income from investment operations
Net investment income (loss) (1)(3)	0.01	0.02	0.02		0.11	0.17	0.21
Net realized and unrealized gain (loss) on investments	(0.45)	(0.34)	2.64	1.92	(7.95)	(0.36)	4.34

Total income from investment operations	(0.44)	(0.32)	2.66	1.92	(7.84)	(0.19)	4.55

Distributions
From net investment income				(0.07)		(0.24)
From net realized gain on security transactions					(0.24)	(2.16)	(2.46)

Total distributions				(0.07)	(0.24)	(2.40)	(2.46)

Net asset value, end of period	$12.23	$12.67	$12.99	$10.33	$8.48	$16.56	$19.15

Total return (4)	(3.47)%	(2.46)%	25.75%	22.60%	(47.18)%	(0.50)%	28.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,298	$13,579	$11,962	$7,838	$4,832	$4,060	$4,457
Ratio of operating expenses to average net assets (5)(6)	1.70%	1.59%	1.72%	1.93%	1.93%	1.53%	1.51%
Ratio of net investment income (loss) to average net assets (5)(6)	0.12%	0.16%	0.16%	0.00%	1.11%	1.00%	1.18%
Portfolio turnover rate (4)	48%	52%	58%	32%	120%	74%	95%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares *
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
		2012	2011		2009	2008	2007
For a share outstanding throughout each period
Net asset value, beginning of period	$11.79	$12.19	$9.79	$8.05	$15.89	$18.53	$16.73

Income from investment operations
Net investment income (loss) (1)(3)	(0.05)	(0.09)	(0.08)	(0.06)	0.02	0.02	0.05
Net realized and unrealized gain (loss) on investments	(0.41)	(0.31)	2.48	1.82	(7.62)	(0.36)	4.21

Total income (loss) from investment operations	(0.46)	(0.40)	2.40	1.76	(7.60)	(0.34)	4.26

Distributions
From net investment income				(0.02)		(0.14)
From net realized gain on security transactions					(0.24)	(2.16)	(2.46)

Total distributions				(0.02)	(0.24)	(2.30)	(2.46)

Net asset value, end of period	$11.33	$11.79	$12.19	$9.79	$8.05	$15.89	$18.53

Total return (4)	(3.90)%	(3.28)%	24.51%	21.83%	(47.67)%	(1.38)%	27.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,208	$9,405	$15,147	$13,969	$14,763	$36,190	$41,351
Ratio of operating expenses to average net assets (5)(6)	2.60%	2.49%	2.62%	2.83%	2.83%	2.43%	2.41%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.78)%	(0.74)%	(0.74)%	(0.90)%	0.21%	0.10%	0.28%
Portfolio turnover rate (4)	48%	52%	58%	32%	120%	74%	95%

*	Prior to May 30, 2012, Class L shares were referred to as Class C shares.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)
		2012	2011
For a share outstanding throughout each period
Net asset value, beginning of period	$27.14	$27.41	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.07)	(0.13)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	(0.25)	(0.14)	5.52	7.45

Total income (loss) from investment operations	(0.32)	(0.27)	5.28	7.13

Net asset value, end of period	$26.82	$27.14	$27.41	$22.13

Total return (4)	(1.18)%	(0.99)%	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9.825	$11.389	$9,407	$3,035
Ratio of expenses to average net assets (5)(6)	1.23%	1.23%	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.50)%	(0.49)%	(0.96)%	(1.74)%
Portfolio turnover rate (4)	3%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Six Months Ended July 31, 2012 (Unaudited)	For the Year Ended January 31,		For the Period Ended January 31, 2010 (2)
		2012	2011
For a share outstanding throughout each period
Net asset value, beginning of period	$26.76	$27.16	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.13)	(0.26)	(0.36)	(0.42)
Net realized and unrealized gain (loss) on investments	(0.25)	(0.14)	5.49	7.45

Total income (loss) from investment operations	(0.38)	(0.40)	5.13	7.03

Net asset value, end of period	$26.38	$26.76	$27.16	$22.03

Total return (4)	(1.42)%	(1.47)%	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,020	$21,280	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.73%	1.73%	1.95%	2.97%
Ratio of net investment income to average net assets (5)(6)	(1.00)%	(0.99)%	(1.46)%	(2.24)%
Portfolio turnover rate (4)	3%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2012

(Information as of and for the six months ended July 31, 2012 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A and Class L shares. In addition, the Capital Income Fund and the Income Fund offer Institutional Class shares.

Prior to May 30, 2012, the Core Income Fund was named the Multiple Index Fund. The Fund’s Board of Trustees approved the name change so that the name would better reflect the investment practices of the Fund. In addition, on that same date, Class C shares in each Fund were converted to Class L shares. As a result, sales of these shares are no longer subject to a one year contingent deferred sales charge (“CDSC”). Class C shares that were purchased prior to May 30, 2012 will retain their CDSC for the full one year period from the date of purchase. Also on May 30, 2012, Class A shares of the Capital Income Fund were converted to Institutional Class shares, and Class D shares of the Capital Income Fund were converted to Class A shares and re-opened for purchase by the general public. As a result, the Institutional Class shares will not be subject to a front-end sales charge, and the new Class A shares will be subject to the same front-end sales charges as all other Class A shares offered by the Funds.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Core Income Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2012, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$22,763,943	$—	$—	$22,763,943
Exchange Traded Funds	1,393,995	—	—	1,393,995
Real Estate Investment Trusts	165,150	—	—	165,150

Total	$24,323,088	$—	$—	$24,323,088

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$28,777,048	$—	$—	$28,777,048
Exchange Traded Funds	2,315,668	—	—	2,315,668

Total	$31,092,716	$—	$—	$31,092,716

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$17,453,746	$—	$—	$17,453,746
Common Stocks	75,876,652	—	—	75,876,652
Corporate Bonds	—	1,024,000	—	1,024,000
Exchange Traded Funds	109,456,525	—	—	109,456,525
Limited Partnerships	2,348,950	—	—	2,348,950
Municipal Bonds	—	199,010	—	199,010
Preferred Stocks	2,002,400	—	—	2,002,400
Real Estate Investment Trusts	64,024,730	—	—	64,024,730

Total	$271,163,003	$1,223,010	$—	$272,386,013

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$1,938,930	$—	$—	$1,938,930
Corporate Bonds	—	741,749	—	741,749
Exchange Traded Funds	18,908,267	—	—	18,908,267

Total	$20,847,197	$741,749	$—	$21,588,946

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$17,477,214	$—	$—	$17,477,214
Exchange Traded Funds	1,506,403	—	—	1,506,403

Total	$18,983,617	$—	$—	$18,983,617

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds	$29,757,869	$—	$—	$29,757,869

(1)	See schedule of investments for segregation by the size of the company in which the Fund invests.

There were no transfers in to or out of Levels 1 and 2 during the current period presented.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge (“CDSC”) of 1.00% is generally imposed on redemptions of Class L shares made within one year of the date of purchase if the purchase was made prior to May 30, 2012. Consequently, redemption value may differ from net asset value. Purchases of Class L shares on or after May 30, 2012 are not subject to a CDSC.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Investment Advisory and Accounting Services Agreements, continued

of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended July 31, 2012, the Advisor received $21,116, $19,351, $31,956, $18,528, and $18,586 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

4.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the period ended July 31, 2012, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$2,223,931	$2,282,094	$—	$—
Growth Fund	5,635,838	11,137,659	—	—
Income Fund	146,738,786	44,990,927	—	—
Core Income Fund	5,814,305	6,604,644	—	—
Value Fund	10,279,795	13,095,428	—	—
Master Allocation Fund	1,030,000	3,411,191	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended July 31, 2012 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$29,410	$31,102	$(313,902)	$(253,390)	798	845	(8,444)	(6,801)
Class L	303,552	53,117	(512,765)	(156,096)	8,455	1,474	(14,255)	(4,326)
Institutional Class	1,497,544	35,306	(1,383,340)	149,510	39,028	946	(36,504)	3,470
Growth Fund:
Class A	652,587	—	(1,518,213)	(865,626)	64,437	—	(155,658)	(91,221)
Class L	870,619	—	(1,611,091)	(740,472)	95,094	—	(175,836)	(80,742)
Income Fund:
Class A	40,838,323	2,019,254	(5,535,799)	37,321,778	40,838,323	2,019,254	(5,535,799)	37,321,778
Class L	56,530,562	2,696,484	(5,919,605)	53,307,441	56,530,562	2,696,484	(5,919,605)	53,307,441
Institutional Class	15,907,674	513,100	(1,613,166)	14,807,608	15,907,674	513,100	(1,613,166)	14,807,608
Core Income Fund:
Class A	1,211,247	35,643	(1,148,193)	98,697	97,064	2,837	(91,899)	8,002
Class L	2,171,165	78,190	(2,876,444)	(627,089)	184,819	6,620	(246,153)	(54,714)
Value Fund:
Class A	412,259	—	(1,212,740)	(800,481)	31,416	—	(98,088)	(66,672)
Class L	610,931	—	(1,487,744)	(876,813)	50,932	—	(124,471)	(73,539)
Master Allocation Fund:
Class A	729,583	—	(2,131,847)	(1,402,264)	26,342	—	(79,649)	(53,307)
Class L	2,420,475	—	(3,405,583)	(985,108)	89,282	—	(125,623)	(36,341)

At July 31, 2012, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$3,577,290	$13,629,528	$110,772,212	$4,367,494	$12,298,362	$9,825,093
Class L	7,735,181	21,803,991	141,435,402	17,615,725	8,208,368	20,020,383
Institutional Class	13,455,076	—	25,308,024	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the year ended January 31, 2012 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	6,609,637	69,238	(4,879,937)	1,798,938	178,659	1,894	(144,312)	36,241
Class C	536,667	105,373	(1,428,394)	(786,354)	15,131	3,010	(40,731)	(22,590)
Class D	8,490	65,276	(384,279)	(310,513)	227	1,826	(10,444)	(8,391)

Growth Fund:
Class A	5,855,314	—	(4,006,800)	1,848,514	608,975	—	(441,939)	167,036
Class C	1,096,856	—	(6,174,060)	(5,077,204)	125,404	—	(709,953)	(584,549)

Income Fund:
Class A	50,043,877	2,489,053	(15,370,590)	37,162,340	4,339,008	221,934	(1,375,635)	3,185,307
Class C	48,917,830	3,520,722	(11,176,242)	41,262,310	4,368,699	323,506	(1,032,626)	3,659,579
Institutional Class	6,959,585	568,386	(2,889,680)	4,638,291	584,428	49,110	(256,164)	377,374

Core Income Fund:
Class A	4,067,379	—	(3,603,115)	464,264	332,919	—	(297,031)	35,888
Class C	7,144,198	—	(6,647,722)	496,476	622,883	—	(575,085)	47,798

Value Fund:
Class A	5,200,562	—	(3,065,020)	2,135,542	410,262	—	(259,317)	150,945
Class C	730,003	—	(5,805,860)	(5,075,857)	63,927	—	(508,216)	(444,289)

Master Allocation Fund:
Class A	6,217,062	—	(3,993,048)	2,224,014	232,155	—	(155,741)	76,414
Class L	8,983,543	—	(5,842,685)	3,140,858	335,566	—	(229,106)	106,460

At January 31, 2012, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$13,135,434	$14,581,565	$69,652,776	$4,115,526	$13,579,431	$11,388,978
Class C	7,791,910	22,728,435	83,596,141	17,650,604	9,404,956	—
Class D	3,779,076	—	—	—	—	—
Institutional Class	—	—	9,763,714	—	—	—
Class L	—	—	—	—	—	21,279,689

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At July 31, 2012, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year	Carryover Character
Capital Income Fund	$1,863,144	2018
Growth Fund	10,382,210	2018
Income Fund	184,277	2014
	94,584	2015
	72,379	2017
	62,313	2018
	1,375,453	N/A	Short-Term
Core Income Fund	3,378,427	2018
Value Fund	7,589,494	2018
Master Allocation Fund	39,665	N/A	Short-Term
	9,857	N/A	Long-Term

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in the fiscal year ended January 31, 2012 and beyond retain their character, short-term or long-term, have no expiration date, and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the period ended July 31, 2012 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2012	Value 7/31/2012	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	288,394	9,115	(29,502)	268,007	$10,152,105	$116,880	$6,434
API Growth Fund	1,097,576	32,059	(123,888)	1,005,747	9,836,210	—	(26,695)
API Value Fund	859,786	26,953	(87,920)	798,819	9,769,554	—	(95,283)

Total	2,245,756	68,127	(241,310)	2,072,573	$29,757,869	$116,880	$(115,544)

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2012 to July 31, 2012.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2012	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.94%
Actual	$1,000.00	$1,034.80	$9.81
Hypothetical (5% return before expenses)	1,000.00	1,015.22	9.72
Class L				2.44%
Actual	1,000.00	1,020.30	12.26
Hypothetical (5% return before expenses)	1,000.00	1,012.73	12.21
Institutional Class				1.44%
Actual	1,000.00	1,025.50	7.25
Hypothetical (5% return before expenses)	1,000.00	1,017.70	7.22

Growth Fund
Class A				1.60%
Actual	1,000.00	995.90	7.94
Hypothetical (5% return before expenses)	1,000.00	1,016.91	8.02
Class L				2.60%
Actual	1,000.00	991.10	12.87
Hypothetical (5% return before expenses)	1,000.00	1,011.93	13.01

Income Fund
Class A				1.38%
Actual	1,000.00	1,076.50	7.12
Hypothetical (5% return before expenses)	1,000.00	1,018.00	6.92
Class L				1.73%
Actual	1,000.00	1,073.70	8.92
Hypothetical (5% return before expenses)	1,000.00	1,016.26	8.67
Institutional Class				0.73%
Actual	1,000.00	1,079.40	3.77
Hypothetical (5% return before expenses)	1,000.00	1,021.23	3.67

Core Income Fund
Class A				1.56%
Actual	1,000.00	1,045.50	7.93
Hypothetical (5% return before expenses)	1,000.00	1,017.11	7.82
Class L				2.56%
Actual	1,000.00	1,040.00	12.98
Hypothetical (5% return before expenses)	1,000.00	1,012.13	12.81

Value Fund
Class A				1.70%
Actual	1,000.00	965.30	8.33
Hypothetical (5% return before expenses)	1,000.00	1,016.41	8.52
Class L				2.60%
Actual	1,000.00	961.00	12.68
Hypothetical (5% return before expenses)	1,000.00	1,011.93	13.01

Master Allocation Fund
Class A				1.23%
Actual	1,000.00	988.20	6.08
Hypothetical (5% return before expenses)	1,000.00	1,018.75	6.17
Class L				1.73%
Actual	1,000.00	985.80	8.54
Hypothetical (5% return before expenses)	1,000.00	1,016.26	8.67

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (182) and divided by 366.

Approval of Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, renewed for an additional year an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on March 28, 2012. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to its comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, a representative from the Advisor presented additional information to help the Board evaluate the Advisor’s fee and other aspects of the Advisory Agreement. Among other things, the representative presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund for another year.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Funds.

The report is not authorized for distribution to

prospective investors in the Funds unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 4, 2012

/s/ David D. Basten
David D. Basten President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 4, 2012

/s/ David D. Basten
David D. Basten President

Date: October 4, 2012

/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer